Expenses by nature (Details 1) (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement [LineItems]
Compensation expenses related to the LTIP	R$ 27,754	R$ 162,410
Payroll taxes related to LTIP	R$ 15,801	82,913
IOF [member]
Statement [LineItems]
Tax on Financial Transactions		R$ 13,826